Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income
Balance at the beginning of the period	$ 180,101	$ 320,590	$ 217,111
Other comprehensive income before reclassifications	94,720	(149,153)	99,537
Amounts reclassified from accumulated other comprehensive income	8,997	8,664	3,942
Total other comprehensive income (loss)	103,717	(140,489)	103,479
Balance at the end of the period	283,818	180,101	320,590
Unrealized gains on securities
Accumulated other comprehensive income
Balance at the beginning of the period	171,346	311,354	211,368
Other comprehensive income before reclassifications	93,163	(147,640)	96,013
Amounts reclassified from accumulated other comprehensive income	9,013	7,632	3,973
Total other comprehensive income (loss)	102,176	(140,008)	99,986
Balance at the end of the period	273,522	171,346	311,354
OTTI
Accumulated other comprehensive income
Balance at the beginning of the period	8,755	9,236	5,743
Other comprehensive income before reclassifications	1,557	(1,513)	3,524
Amounts reclassified from accumulated other comprehensive income	(16)	1,032	(31)
Total other comprehensive income (loss)	1,541	(481)	3,493
Balance at the end of the period	$ 10,296	$ 8,755	$ 9,236